UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	3/31/2017

Item 1 –	Reports to Stockholders – [INSERT REPORT]

PRUDENTIAL QMA STOCK INDEX FUND

SEMIANNUAL REPORT

MARCH 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM) a Prudential Financial Company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Stock Index Fund

May 15, 2017

Prudential QMA Stock Index Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	9.82	12.74	11.98	6.67
Class C	9.48	14.78	12.01	6.30
Class I	10.00	16.91	13.11	7.39
Class Z	9.96	16.84	13.04	7.33
S&P 500 Index	10.11	17.15	13.29	7.50
Lipper S&P 500 Index Funds Average	9.85	16.58	12.67	6.93

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	None	None

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper S&P 500 Index Funds Average—The Lipper S&P 500 Index Funds Average (Lipper Average) is based on the average return of all funds in the Lipper S&P 500 Index Funds Average universe for the periods noted. Funds in the Lipper Average are passively managed, limited expense (management fee no higher than 0.50%) funds designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA Stock Index Fund	5

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors.

S&P 500 Index as of 3/31/17

*Sector weightings are subject to change.

Source: FactSet.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by PGIM Investments LLC, its affiliates, and subsidiaries. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by PGIM Investments LLC, its affiliates, and subsidiaries. The Prudential QMA Stock Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

The performance cited does not represent the performance of the Prudential QMA Stock Index Fund. Past performance does not guarantee future results.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investment funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Stock Index Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Stock Index Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,098.20	0.53%	$2.77
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67
Class C	Actual	$1,000.00	$1,094.80	1.16%	$6.06
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84
Class I	Actual	$1,000.00	$1,100.00	0.19%	$0.99
	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96
Class Z	Actual	$1,000.00	$1,099.60	0.25%	$1.31
	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2017, and divided by the 365 days in the Fund's fiscal year ending September 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS 97.0%

Aerospace & Defense 2.2%
Arconic, Inc.	22,681	$597,418
Boeing Co. (The)	30,584	5,409,086
General Dynamics Corp.	15,212	2,847,686
L3 Technologies, Inc.	4,200	694,218
Lockheed Martin Corp.	13,456	3,600,826
Northrop Grumman Corp.	9,448	2,247,112
Raytheon Co.	15,544	2,370,460
Rockwell Collins, Inc.	6,963	676,525
Textron, Inc.	14,134	672,637
TransDigm Group, Inc.(a)	2,800	616,448
United Technologies Corp.	39,940	4,481,668

		24,214,084

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.(a)	7,700	595,133
Expeditors International of Washington, Inc.	9,800	553,602
FedEx Corp.	13,016	2,540,072
United Parcel Service, Inc. (Class B Stock)	36,700	3,937,910

		7,626,717

Airlines 0.6%
Alaska Air Group, Inc.	6,500	599,430
American Airlines Group, Inc.	26,700	1,129,410
Delta Air Lines, Inc.	39,100	1,797,036
Southwest Airlines Co.	33,074	1,778,058
United Continental Holdings, Inc.*	15,600	1,101,984

		6,405,918

Auto Components 0.2%
BorgWarner, Inc.	10,700	447,153
Delphi Automotive PLC	14,700	1,183,203
Goodyear Tire & Rubber Co. (The)	12,871	463,356

		2,093,712

Automobiles 0.5%
Ford Motor Co.	206,438	2,402,938
General Motors Co.	72,900	2,577,744
Harley-Davidson, Inc.	9,600	580,800

		5,561,482

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	9

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 6.3%
Bank of America Corp.	535,295	$12,627,609
BB&T Corp.	43,258	1,933,633
Citigroup, Inc.	147,615	8,830,329
Citizens Financial Group, Inc.	26,900	929,395
Comerica, Inc.	9,261	635,119
Fifth Third Bancorp	39,373	1,000,074
Huntington Bancshares, Inc.	55,429	742,194
JPMorgan Chase & Co.	190,293	16,715,337
KeyCorp	55,735	990,968
M&T Bank Corp.	8,400	1,299,732
People’s United Financial, Inc.	15,000	273,000
PNC Financial Services Group, Inc. (The)	25,902	3,114,457
Regions Financial Corp.	63,074	916,465
SunTrust Banks, Inc.	26,283	1,453,450
U.S. Bancorp	84,995	4,377,243
Wells Fargo & Co.	239,416	13,325,895
Zions Bancorporation	10,700	449,400

		69,614,300

Beverages 2.0%
Brown-Forman Corp. (Class B Stock)	9,360	432,245
Coca-Cola Co. (The)	205,164	8,707,160
Constellation Brands, Inc. (Class A Stock)(a)	9,200	1,491,044
Dr. Pepper Snapple Group, Inc.	9,800	959,616
Molson Coors Brewing Co. (Class B Stock)	9,994	956,526
Monster Beverage Corp.*	21,450	990,346
PepsiCo, Inc.	75,951	8,495,879

		22,032,816

Biotechnology 2.8%
AbbVie, Inc.	85,374	5,562,970
Alexion Pharmaceuticals, Inc.*	12,000	1,454,880
Amgen, Inc.	39,246	6,439,091
Biogen, Inc.*	11,570	3,163,469
Celgene Corp.*	41,400	5,151,402
Gilead Sciences, Inc.	69,300	4,706,856
Incyte Corp.*	8,900	1,189,663
Regeneron Pharmaceuticals, Inc.*	4,170	1,615,917
Vertex Pharmaceuticals, Inc.*	13,100	1,432,485

		30,716,733

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.3%
Allegion PLC	5,233	$396,138
Fortune Brands Home & Security, Inc.	8,000	486,800
Johnson Controls International PLC	49,487	2,084,392
Masco Corp.	17,026	578,714

		3,546,044

Capital Markets 2.7%
Affiliated Managers Group, Inc.	3,000	491,820
Ameriprise Financial, Inc.	8,371	1,085,551
Bank of New York Mellon Corp. (The)	55,038	2,599,445
BlackRock, Inc.	6,620	2,538,836
CBOE Holdings, Inc.	4,000	324,280
Charles Schwab Corp. (The)	63,111	2,575,560
CME Group, Inc.	18,000	2,138,400
E*TRADE Financial Corp.*	13,420	468,224
Franklin Resources, Inc.	18,442	777,146
Goldman Sachs Group, Inc. (The)	19,800	4,548,456
Intercontinental Exchange, Inc.	31,340	1,876,326
Invesco Ltd.	21,100	646,293
Moody’s Corp.	8,976	1,005,671
Morgan Stanley	76,636	3,283,086
Nasdaq, Inc.	5,900	409,755
Northern Trust Corp.	11,162	966,406
Raymond James Financial, Inc.	6,600	503,316
S&P Global, Inc.	13,800	1,804,212
State Street Corp.	19,162	1,525,487
T. Rowe Price Group, Inc.	12,600	858,690

		30,426,960

Chemicals 2.1%
Air Products & Chemicals, Inc.	11,732	1,587,222
Albemarle Corp.	6,000	633,840
CF Industries Holdings, Inc.(a)	11,900	349,265
Dow Chemical Co. (The)	59,636	3,789,271
E.I. du Pont de Nemours & Co.	46,244	3,714,780
Eastman Chemical Co.	7,886	637,189
Ecolab, Inc.	13,682	1,714,902
FMC Corp.	7,000	487,130
International Flavors & Fragrances, Inc.	4,375	579,819
LyondellBasell Industries NV (Class A Stock)	17,700	1,614,063
Monsanto Co.	23,584	2,669,709
Mosaic Co. (The)	17,900	522,322

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
PPG Industries, Inc.	13,848	$1,455,148
Praxair, Inc.	15,408	1,827,389
Sherwin-Williams Co. (The)	4,366	1,354,290

		22,936,339

Commercial Services & Supplies 0.3%
Cintas Corp.	4,800	607,392
Republic Services, Inc.	12,475	783,555
Stericycle, Inc.*	4,600	381,294
Waste Management, Inc.	21,313	1,554,144

		3,326,385

Communications Equipment 1.0%
Cisco Systems, Inc.	265,444	8,972,007
F5 Networks, Inc.*	3,500	498,995
Harris Corp.	6,900	767,763
Juniper Networks, Inc.	18,600	517,638
Motorola Solutions, Inc.	8,716	751,494

		11,507,897

Construction & Engineering 0.1%
Fluor Corp.	7,274	382,758
Jacobs Engineering Group, Inc.	6,700	370,376
Quanta Services, Inc.*	7,800	289,458

		1,042,592

Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,500	763,875
Vulcan Materials Co.	7,300	879,504

		1,643,379

Consumer Finance 0.8%
American Express Co.	40,159	3,176,978
Capital One Financial Corp.	25,666	2,224,216
Discover Financial Services	20,918	1,430,582
Navient Corp.	15,592	230,138
Synchrony Financial	40,865	1,401,669

		8,463,583

Containers & Packaging 0.3%
Avery Dennison Corp.	4,768	384,301

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Ball Corp.	9,364	$695,371
International Paper Co.	21,584	1,096,035
Sealed Air Corp.	10,536	459,159
WestRock Co.	13,633	709,325

		3,344,191

Distributors 0.1%
Genuine Parts Co.	8,199	757,670
LKQ Corp.*	14,300	418,561

		1,176,231

Diversified Consumer Services 0.0%
H&R Block, Inc.	10,120	235,290

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	101,000	16,834,680
Leucadia National Corp.	15,900	413,400

		17,248,080

Diversified Telecommunication Services 2.3%
AT&T, Inc.	326,593	13,569,939
CenturyLink, Inc.(a)	28,208	664,862
Level 3 Communications, Inc.*	15,500	886,910
Verizon Communications, Inc.	216,733	10,565,734

		25,687,445

Electric Utilities 1.9%
Alliant Energy Corp.	12,000	475,320
American Electric Power Co., Inc.	26,391	1,771,628
Duke Energy Corp.	36,639	3,004,764
Edison International	17,362	1,382,189
Entergy Corp.	9,615	730,355
Eversource Energy	16,400	963,992
Exelon Corp.	48,212	1,734,668
FirstEnergy Corp.	22,977	731,128
NextEra Energy, Inc.	24,872	3,192,819
PG&E Corp.	26,853	1,781,965
Pinnacle West Capital Corp.	5,700	475,266
PPL Corp.	35,652	1,333,028
Southern Co. (The)	52,115	2,594,285
Xcel Energy, Inc.	27,183	1,208,284

		21,379,691

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment 0.5%
Acuity Brands, Inc.	2,400	$489,600
AMETEK, Inc.	12,400	670,592
Eaton Corp. PLC	23,693	1,756,836
Emerson Electric Co.	34,050	2,038,233
Rockwell Automation, Inc.	7,063	1,099,780

		6,055,041

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	16,500	1,174,305
Corning, Inc.	48,597	1,312,119
FLIR Systems, Inc.	6,300	228,564
TE Connectivity Ltd.	18,700	1,394,085

		4,109,073

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	22,245	1,330,696
Halliburton Co.	45,522	2,240,138
Helmerich & Payne, Inc.(a)	6,100	406,077
National Oilwell Varco, Inc.(a)	19,900	797,791
Schlumberger Ltd.	73,972	5,777,213
TechnipFMC PLC (United Kingdom)*	24,000	780,000
Transocean Ltd.*(a)	18,800	234,060

		11,565,975

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	4,000	442,080
American Tower Corp.	22,600	2,746,804
Apartment Investment & Management Co. (Class A Stock)	8,180	362,783
AvalonBay Communities, Inc.	7,311	1,342,300
Boston Properties, Inc.	8,400	1,112,244
Crown Castle International Corp.	19,200	1,813,440
Digital Realty Trust, Inc.	8,400	893,676
Equinix, Inc.	3,886	1,555,838
Equity Residential	19,600	1,219,512
Essex Property Trust, Inc.	3,500	810,355
Extra Space Storage, Inc.	6,600	490,974
Federal Realty Investment Trust	3,900	520,650
GGP, Inc.	30,300	702,354
HCP, Inc.	23,400	731,952
Host Hotels & Resorts, Inc.	39,036	728,412
Iron Mountain, Inc.	12,105	431,785
Kimco Realty Corp.	21,900	483,771

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Macerich Co. (The)	6,700	$431,480
Mid-America Apartment Communities, Inc.	6,200	630,788
Prologis, Inc.	27,637	1,433,807
Public Storage	7,900	1,729,389
Realty Income Corp.	13,600	809,608
Regency Centers Corp.	6,800	451,452
Simon Property Group, Inc.	16,789	2,888,212
SL Green Realty Corp.	5,400	575,748
UDR, Inc.	13,700	496,762
Ventas, Inc.	18,933	1,231,402
Vornado Realty Trust	9,384	941,309
Welltower, Inc.	19,000	1,345,580
Weyerhaeuser Co.	39,639	1,346,933

		30,701,400

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	23,108	3,874,981
CVS Health Corp.	54,899	4,309,571
Kroger Co. (The)	48,468	1,429,321
Sysco Corp.	26,480	1,374,842
Wal-Mart Stores, Inc.	80,126	5,775,482
Walgreens Boots Alliance, Inc.	45,478	3,776,948
Whole Foods Market, Inc.	16,300	484,436

		21,025,581

Food Products 1.5%
Archer-Daniels-Midland Co.	29,959	1,379,312
Campbell Soup Co.	10,547	603,710
Conagra Brands, Inc.	22,043	889,215
General Mills, Inc.	31,044	1,831,906
Hershey Co. (The)	7,416	810,198
Hormel Foods Corp.	13,700	474,431
J.M. Smucker Co. (The)	6,100	799,588
Kellogg Co.	13,670	992,579
Kraft Heinz Co. (The)	31,755	2,883,672
McCormick & Co., Inc.	6,100	595,055
Mead Johnson Nutrition Co.	9,565	852,050
Mondelez International, Inc. (Class A Stock)	80,866	3,483,707
Tyson Foods, Inc. (Class A Stock)	15,500	956,505

		16,551,928

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	91,413	$4,059,651
Baxter International, Inc.	25,674	1,331,454
Becton, Dickinson and Co.	11,281	2,069,387
Boston Scientific Corp.*	70,372	1,750,152
C.R. Bard, Inc.	3,912	972,288
Cooper Cos., Inc. (The)	2,800	559,692
Danaher Corp.	32,400	2,771,172
DENTSPLY SIRONA, Inc.	12,500	780,500
Edwards Lifesciences Corp.*	11,600	1,091,212
Hologic, Inc.*	14,800	629,740
IDEXX Laboratories, Inc.*	4,800	742,128
Intuitive Surgical, Inc.*	1,970	1,509,946
Medtronic PLC	73,215	5,898,200
Stryker Corp.	16,400	2,159,060
Varian Medical Systems, Inc.*	5,200	473,876
Zimmer Biomet Holdings, Inc.	10,511	1,283,498

		28,081,956

Health Care Providers & Services 2.6%
Aetna, Inc.	18,844	2,403,552
AmerisourceBergen Corp.	8,600	761,100
Anthem, Inc.	14,100	2,331,858
Cardinal Health, Inc.	16,573	1,351,528
Centene Corp.*	9,100	648,466
Cigna Corp.	13,891	2,034,893
DaVita, Inc.*	8,400	570,948
Envision Healthcare Corp.*	6,300	386,316
Express Scripts Holding Co.*	31,970	2,107,143
HCA Holdings, Inc.*	15,400	1,370,446
Henry Schein, Inc.*	4,400	747,868
Humana, Inc.	8,110	1,671,795
Laboratory Corp. of America Holdings*	5,600	803,432
McKesson Corp.	11,326	1,679,193
Patterson Cos., Inc.(a)	4,400	199,012
Quest Diagnostics, Inc.	7,700	756,063
UnitedHealth Group, Inc.	50,848	8,339,580
Universal Health Services, Inc. (Class B Stock)	5,000	622,250

		28,785,443

Health Care Technology 0.1%
Cerner Corp.*	15,200	894,520

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	22,400	$1,319,584
Chipotle Mexican Grill, Inc.*(a)	1,640	730,653
Darden Restaurants, Inc.	6,853	573,390
Marriott International, Inc. (Class A Stock)	16,610	1,564,330
McDonald’s Corp.	43,630	5,654,884
Royal Caribbean Cruises Ltd.	9,100	892,801
Starbucks Corp.	77,400	4,519,386
Wyndham Worldwide Corp.	5,651	476,323
Wynn Resorts Ltd.	3,900	446,979
Yum! Brands, Inc.	17,664	1,128,730

		17,307,060

Household Durables 0.4%
D.R. Horton, Inc.	17,600	586,256
Garmin Ltd.	6,200	316,882
Leggett & Platt, Inc.	7,000	352,240
Lennar Corp. (Class A Stock)	9,900	506,781
Mohawk Industries, Inc.*	3,400	780,266
Newell Brands, Inc.	24,927	1,175,807
PulteGroup, Inc.	14,311	337,024
Whirlpool Corp.	4,085	699,883

		4,755,139

Household Products 1.8%
Church & Dwight Co., Inc.	13,600	678,232
Clorox Co. (The)	6,932	934,642
Colgate-Palmolive Co.	47,160	3,451,640
Kimberly-Clark Corp.	19,016	2,503,076
Procter & Gamble Co. (The)	136,323	12,248,622

		19,816,212

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	34,800	389,064
NRG Energy, Inc.	14,800	276,760

		665,824

Industrial Conglomerates 2.3%
3M Co.	31,898	6,103,044
General Electric Co.	463,607	13,815,489
Honeywell International, Inc.	40,515	5,059,108
Roper Technologies, Inc.	5,400	1,115,046

		26,092,687

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	17

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 2.6%
Aflac, Inc.	21,600	$1,564,272
Allstate Corp. (The)	19,608	1,597,856
American International Group, Inc.	49,601	3,096,590
Aon PLC	13,989	1,660,354
Arthur J Gallagher & Co.	9,400	531,476
Assurant, Inc.	3,300	315,711
Chubb Ltd.	24,723	3,368,509
Cincinnati Financial Corp.	8,207	593,120
Hartford Financial Services Group, Inc. (The)	19,253	925,492
Lincoln National Corp.	12,051	788,738
Loews Corp.	14,917	697,668
Marsh & McLennan Cos., Inc.	27,340	2,020,153
MetLife, Inc.	58,000	3,063,560
Principal Financial Group, Inc.	14,100	889,851
Progressive Corp. (The)	30,116	1,179,945
Prudential Financial, Inc.(b)	22,900	2,442,972
Torchmark Corp.	5,933	457,078
Travelers Cos., Inc. (The)	14,911	1,797,372
Unum Group	12,626	592,033
Willis Towers Watson PLC	6,700	876,963
XL Group Ltd. (Bermuda)	14,200	566,012

		29,025,725

Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.*	21,060	18,670,532
Expedia, Inc.	6,600	832,722
Netflix, Inc.*	22,800	3,370,068
Priceline Group, Inc. (The)*	2,670	4,752,520
TripAdvisor, Inc.*	5,400	233,064

		27,858,906

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	8,900	531,330
Alphabet, Inc. (Class A Stock)*	15,830	13,420,674
Alphabet, Inc. (Class C Stock)*	15,842	13,141,889
eBay, Inc.*	53,700	1,802,709
Facebook, Inc. (Class A Stock)*	125,600	17,841,480
VeriSign, Inc.*(a)	5,100	444,261
Yahoo!, Inc.*	46,700	2,167,347

		49,349,690

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services 3.6%
Accenture PLC (Class A Stock)	33,000	$3,956,040
Alliance Data Systems Corp.	3,090	769,410
Automatic Data Processing, Inc.	23,978	2,455,107
Cognizant Technology Solutions Corp. (Class A Stock)*	32,000	1,904,640
CSRA, Inc.	7,251	212,382
Fidelity National Information Services, Inc.	17,600	1,401,312
Fiserv, Inc.*	11,600	1,337,596
Global Payments, Inc.	8,200	661,576
International Business Machines Corp.	45,734	7,964,119
MasterCard, Inc. (Class A Stock)	50,100	5,634,747
Paychex, Inc.	16,625	979,213
PayPal Holdings, Inc.*	58,600	2,520,972
Teradata Corp.*	6,800	211,616
Total System Services, Inc.	9,071	484,936
Visa, Inc. (Class A Stock)	98,720	8,773,246
Western Union Co. (The)	23,252	473,178

		39,740,090

Leisure Products 0.1%
Hasbro, Inc.	5,954	594,328
Mattel, Inc.	17,013	435,703

		1,030,031

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	17,398	919,833
Illumina, Inc.*	7,700	1,313,928
Mettler-Toledo International, Inc.*	1,500	718,365
PerkinElmer, Inc.	6,170	358,230
Thermo Fisher Scientific, Inc.	21,002	3,225,907
Waters Corp.*	4,500	703,395

		7,239,658

Machinery 1.5%
Caterpillar, Inc.	31,056	2,880,754
Cummins, Inc.	8,116	1,227,139
Deere & Co.	15,680	1,706,925
Dover Corp.	8,462	679,922
Flowserve Corp.	6,900	334,098
Fortive Corp.	15,950	960,509
Illinois Tool Works, Inc.	16,836	2,230,265
Ingersoll-Rand PLC	13,800	1,122,216

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	19

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
PACCAR, Inc.	18,464	$1,240,781
Parker-Hannifin Corp.	7,038	1,128,332
Pentair PLC (United Kingdom)	9,246	580,464
Snap-on, Inc.	3,242	546,828
Stanley Black & Decker, Inc.	8,288	1,101,227
Xylem, Inc.	9,300	467,046

		16,206,506

Media 3.1%
CBS Corp. (Class B Stock)	19,776	1,371,663
Charter Communications, Inc. (Class A Stock)*	11,520	3,770,727
Comcast Corp. (Class A Stock)	252,070	9,475,311
Discovery Communications, Inc. (Class A Stock)*(a)	7,400	215,266
Discovery Communications, Inc. (Class C Stock)*	11,000	311,410
DISH Network Corp. (Class A Stock)*	12,100	768,229
Interpublic Group of Cos., Inc. (The)	19,388	476,363
News Corp. (Class A Stock)	19,975	259,675
News Corp. (Class B Stock)	2,700	36,450
Omnicom Group, Inc.	12,434	1,071,935
Scripps Networks Interactive, Inc. (Class A Stock)	5,200	407,524
TEGNA, Inc.	10,289	263,604
Time Warner, Inc.	41,074	4,013,341
Twenty-First Century Fox, Inc. (Class A Stock)	54,700	1,771,733
Twenty-First Century Fox, Inc. (Class B Stock)	25,000	794,500
Viacom, Inc. (Class B Stock)	18,276	852,027
Walt Disney Co. (The)	77,413	8,777,860

		34,637,618

Metals & Mining 0.2%
Freeport-McMoRan, Inc.*	66,892	893,677
Newmont Mining Corp.	26,997	889,821
Nucor Corp.	16,812	1,004,013

		2,787,511

Multiline Retail 0.4%
Dollar General Corp.	13,300	927,409
Dollar Tree, Inc.*	12,542	984,045
Kohl’s Corp.	8,300	330,423
Macy’s, Inc.	14,882	441,102
Nordstrom, Inc.	5,800	270,106
Target Corp.	29,882	1,649,188

		4,602,273

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 1.0%
Ameren Corp.	12,469	$680,683
CenterPoint Energy, Inc.	22,179	611,475
CMS Energy Corp.	14,300	639,782
Consolidated Edison, Inc.	16,451	1,277,585
Dominion Resources, Inc.	33,304	2,583,391
DTE Energy Co.	9,487	968,717
NiSource, Inc.	16,900	402,051
Public Service Enterprise Group, Inc.	26,894	1,192,749
SCANA Corp.	7,800	509,730
Sempra Energy	13,598	1,502,579
WEC Energy Group, Inc.	16,633	1,008,459

		11,377,201

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	29,436	1,825,032
Apache Corp.(a)	20,348	1,045,684
Cabot Oil & Gas Corp.	23,900	571,449
Chesapeake Energy Corp.*(a)	34,700	206,118
Chevron Corp.	100,392	10,779,089
Cimarex Energy Co.	5,300	633,297
Concho Resources, Inc.*	8,000	1,026,720
ConocoPhillips	65,857	3,284,289
Devon Energy Corp.	27,300	1,138,956
EOG Resources, Inc.	30,700	2,994,785
EQT Corp.	8,700	531,570
Exxon Mobil Corp.	220,852	18,112,073
Hess Corp.	14,434	695,863
Kinder Morgan, Inc.	100,280	2,180,087
Marathon Oil Corp.	41,978	663,253
Marathon Petroleum Corp.	28,278	1,429,170
Murphy Oil Corp.	8,600	245,874
Newfield Exploration Co.*	9,500	350,645
Noble Energy, Inc.	21,800	748,612
Occidental Petroleum Corp.	40,376	2,558,223
ONEOK, Inc.(a)	11,100	615,384
Phillips 66	23,528	1,863,888
Pioneer Natural Resources Co.	9,100	1,694,693
Range Resources Corp.	7,800	226,980
Southwestern Energy Co.*	22,200	181,374
Tesoro Corp.	6,500	526,890
Valero Energy Corp.	24,300	1,610,847

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	21

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	42,092	$1,245,502

		58,986,347

Personal Products 0.1%
Coty, Inc. (Class A Stock)(a)	24,200	438,746
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,100	1,025,959

		1,464,705

Pharmaceuticals 4.9%
Allergan PLC	18,295	4,371,041
Bristol-Myers Squibb Co.	88,879	4,833,240
Eli Lilly & Co.	51,697	4,348,235
Johnson & Johnson	144,469	17,993,614
Mallinckrodt PLC*	5,300	236,221
Merck & Co., Inc.	146,633	9,317,061
Mylan NV*	23,900	931,861
Perrigo Co. PLC	8,000	531,120
Pfizer, Inc.	317,023	10,845,357
Zoetis, Inc.	25,700	1,371,609

		54,779,359

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	1,900	205,086
Equifax, Inc.	6,530	892,912
Nielsen Holdings PLC	17,000	702,270
Robert Half International, Inc.	6,900	336,927
Verisk Analytics, Inc.*	8,500	689,690

		2,826,885

Real Estate Management & Development 0.0%
CBRE Group, Inc. (Class A Stock)*	15,100	525,329

Road & Rail 0.9%
CSX Corp.	48,718	2,267,823
J.B. Hunt Transport Services, Inc.	4,900	449,526
Kansas City Southern	6,000	514,560
Norfolk Southern Corp.	15,411	1,725,570
Ryder System, Inc.	2,821	212,816
Union Pacific Corp.	43,416	4,598,623

		9,768,918

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	35,700	$519,435
Analog Devices, Inc.	19,447	1,593,682
Applied Materials, Inc.	57,188	2,224,613
Broadcom Ltd.	21,129	4,626,406
Intel Corp.	250,988	9,053,137
KLA-Tencor Corp.	8,620	819,503
Lam Research Corp.	8,862	1,137,526
Microchip Technology, Inc.(a)	11,100	818,958
Micron Technology, Inc.*	54,316	1,569,733
NVIDIA Corp.	30,700	3,344,151
Qorvo, Inc.*	6,671	457,364
QUALCOMM, Inc.	78,500	4,501,190
Skyworks Solutions, Inc.	9,900	970,002
Texas Instruments, Inc.	53,152	4,281,925
Xilinx, Inc.	13,500	781,515

		36,699,140

Software 4.5%
Activision Blizzard, Inc.	35,900	1,789,974
Adobe Systems, Inc.*	26,440	3,440,637
Autodesk, Inc.*	10,420	901,017
CA, Inc.	15,858	503,016
Citrix Systems, Inc.*	8,700	725,493
Electronic Arts, Inc.*	15,900	1,423,368
Intuit, Inc.	13,100	1,519,469
Microsoft Corp.	411,812	27,121,938
Oracle Corp.	159,340	7,108,158
Red Hat, Inc.*	9,700	839,050
salesforce.com, Inc.*	34,300	2,829,407
Symantec Corp.	31,917	979,214
Synopsys, Inc.*	7,700	555,401

		49,736,142

Specialty Retail 2.3%
Advance Auto Parts, Inc.	4,050	600,453
AutoNation, Inc.*	3,623	153,217
AutoZone, Inc.*	1,530	1,106,266
Bed Bath & Beyond, Inc.	7,600	299,896
Best Buy Co., Inc.	14,300	702,845
CarMax, Inc.*(a)	9,500	562,590
Foot Locker, Inc.	7,300	546,113
Gap, Inc. (The)	11,413	277,222

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	23

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Home Depot, Inc. (The)	64,784	$9,512,235
L Brands, Inc.	12,722	599,206
Lowe’s Cos., Inc.	46,296	3,805,994
O’Reilly Automotive, Inc.*	5,000	1,349,200
Ross Stores, Inc.	20,600	1,356,922
Signet Jewelers Ltd.	3,600	249,372
Staples, Inc.	32,925	288,752
Tiffany & Co.	6,000	571,800
TJX Cos., Inc. (The)	34,664	2,741,229
Tractor Supply Co.	7,100	489,687
Ulta Beauty, Inc.*	3,120	889,918

		26,102,917

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	279,288	40,122,514
Hewlett Packard Enterprise Co.	88,002	2,085,647
HP, Inc.	89,902	1,607,448
NetApp, Inc.	14,100	590,085
Seagate Technology PLC	15,600	716,508
Western Digital Corp.	15,125	1,248,266
Xerox Corp.	45,100	331,034

		46,701,502

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	14,300	591,019
Hanesbrands, Inc.	18,500	384,060
Michael Kors Holdings Ltd.*	8,400	320,124
NIKE, Inc. (Class B Stock)	70,004	3,901,323
PVH Corp.	4,000	413,880
Ralph Lauren Corp.	3,300	269,346
Under Armour, Inc. (Class A Stock)*(a)	9,600	189,888
Under Armour, Inc. (Class C Stock)*	9,667	176,906
VF Corp.	17,636	969,451

		7,215,997

Tobacco 1.8%
Altria Group, Inc.	103,679	7,404,754
Philip Morris International, Inc.	82,479	9,311,879
Reynolds American, Inc.	43,532	2,743,387

		19,460,020

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Fastenal Co.	15,100	$777,650
United Rentals, Inc.*	4,500	562,725
W.W. Grainger, Inc.	2,954	687,573

		2,027,948

Water Utilities 0.1%
American Water Works Co., Inc.	9,400	731,038

TOTAL COMMON STOCKS (cost $351,589,053)		1,077,519,164

EXCHANGE TRADED FUND 0.2%

Exchange Traded Fund
iShares Core S&P 500 ETF (cost $2,049,834)	9,700	2,301,519

TOTAL LONG-TERM INVESTMENTS (cost $353,638,887)		1,079,820,683

SHORT-TERM INVESTMENTS 3.6%

AFFILIATED MUTUAL FUNDS 3.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(c)	29,196,625	29,196,625
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $8,300,472; includes $8,293,039 of cash collateral for securities on loan)(c)(d)	8,299,761	8,301,420

TOTAL AFFILIATED MUTUAL FUNDS (cost $37,497,097)		37,498,045

	Principal Amount (000)#

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bill, 0.731%, 06/15/17 (cost $1,797,218)(e)(f)	$1,800	1,797,370

TOTAL SHORT-TERM INVESTMENTS (cost $39,294,315)		39,295,415

TOTAL INVESTMENTS 100.8% (cost $392,933,202)		1,119,116,098
Liabilities in excess of other assets(g) (0.8%)		(8,427,510)

NET ASSETS 100.0%		$1,110,688,588

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	25

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,121,037; cash collateral of $8,293,039 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	An affiliated security.
(c)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(e)	Rate quoted represents yield to maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
91	S&P 500 E-Mini	Jun. 2017	$10,758,514	$10,734,360	$(24,154)
35	S&P 500 Index	Jun. 2017	20,676,827	20,643,000	(33,827)

					$(57,981)

A U.S. Treasury Obligation with a market value of $1,797,370 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

26

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,214,084	$—	$—
Air Freight & Logistics	7,626,717	—	—
Airlines	6,405,918	—	—
Auto Components	2,093,712	—	—
Automobiles	5,561,482	—	—
Banks	69,614,300	—	—
Beverages	22,032,816	—	—
Biotechnology	30,716,733	—	—
Building Products	3,546,044	—	—
Capital Markets	30,426,960	—	—
Chemicals	22,936,339	—	—
Commercial Services & Supplies	3,326,385	—	—
Communications Equipment	11,507,897	—	—
Construction & Engineering	1,042,592	—	—
Construction Materials	1,643,379	—	—
Consumer Finance	8,463,583	—	—
Containers & Packaging	3,344,191	—	—
Distributors	1,176,231	—	—
Diversified Consumer Services	235,290	—	—
Diversified Financial Services	17,248,080	—	—
Diversified Telecommunication Services	25,687,445	—	—
Electric Utilities	21,379,691	—	—
Electrical Equipment	6,055,041	—	—
Electronic Equipment, Instruments & Components	4,109,073	—	—
Energy Equipment & Services	11,565,975	—	—
Equity Real Estate Investment Trusts (REITs)	30,701,400	—	—
Food & Staples Retailing	21,025,581	—	—
Food Products	16,551,928	—	—
Health Care Equipment & Supplies	28,081,956	—	—
Health Care Providers & Services	28,785,443	—	—
Health Care Technology	894,520	—	—
Hotels, Restaurants & Leisure	17,307,060	—	—
Household Durables	4,755,139	—	—
Household Products	19,816,212	—	—
Independent Power & Renewable Electricity Producers	665,824	—	—
Industrial Conglomerates	26,092,687	—	—
Insurance	29,025,725	—	—
Internet & Direct Marketing Retail	27,858,906	—	—
Internet Software & Services	49,349,690	—	—
IT Services	39,740,090	—	—
Leisure Products	1,030,031	—	—
Life Sciences Tools & Services	7,239,658	—	—

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	27

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Machinery	$16,206,506	$—	$—
Media	34,637,618	—	—
Metals & Mining	2,787,511	—	—
Multiline Retail	4,602,273	—	—
Multi-Utilities	11,377,201	—	—
Oil, Gas & Consumable Fuels	58,986,347	—	—
Personal Products	1,464,705	—	—
Pharmaceuticals	54,779,359	—	—
Professional Services	2,826,885	—	—
Real Estate Management & Development	525,329	—	—
Road & Rail	9,768,918	—	—
Semiconductors & Semiconductor Equipment	36,699,140	—	—
Software	49,736,142	—	—
Specialty Retail	26,102,917	—	—
Technology Hardware, Storage & Peripherals	46,701,502	—	—
Textiles, Apparel & Luxury Goods	7,215,997	—	—
Tobacco	19,460,020	—	—
Trading Companies & Distributors	2,027,948	—	—
Water Utilities	731,038	—	—
Exchange Traded Fund	2,301,519	—	—
Affiliated Mutual Funds	37,498,045	—	—
U.S. Treasury Obligation	—	1,797,370	—
Other Financial Instruments*
Futures Contracts	(57,981)	—	—

Total	$1,117,260,747	$1,797,370	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

28

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Banks	6.3%
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.9
Software	4.5
Internet Software & Services	4.4
Technology Hardware, Storage & Peripherals	4.2
IT Services	3.6
Affiliated Mutual Funds (including 0.7% of collateral for securities on loan)	3.4
Semiconductors & Semiconductor Equipment	3.3
Media	3.1
Biotechnology	2.8
Equity Real Estate Investment Trusts (REITs)	2.8
Capital Markets	2.7
Insurance	2.6
Health Care Providers & Services	2.6
Health Care Equipment & Supplies	2.5
Internet & Direct Marketing Retail	2.5
Specialty Retail	2.3
Industrial Conglomerates	2.3
Diversified Telecommunication Services	2.3
Aerospace & Defense	2.2
Chemicals	2.1
Beverages	2.0
Electric Utilities	1.9
Food & Staples Retailing	1.9
Household Products	1.8
Tobacco	1.8
Hotels, Restaurants & Leisure	1.6
Diversified Financial Services	1.6
Food Products	1.5
Machinery	1.5
Energy Equipment & Services	1.0
Communications Equipment	1.0
Multi-Utilities	1.0
Road & Rail	0.9
Consumer Finance	0.8%
Air Freight & Logistics	0.7
Life Sciences Tools & Services	0.7
Textiles, Apparel & Luxury Goods	0.6
Airlines	0.6
Electrical Equipment	0.5
Automobiles	0.5
Household Durables	0.4
Multiline Retail	0.4
Electronic Equipment, Instruments & Components	0.4
Building Products	0.3
Containers & Packaging	0.3
Commercial Services & Supplies	0.3
Professional Services	0.3
Metals & Mining	0.2
Exchange Traded Fund	0.2
Auto Components	0.2
Trading Companies & Distributors	0.2
U.S. Treasury Obligation	0.2
Construction Materials	0.1
Personal Products	0.1
Distributors	0.1
Construction & Engineering	0.1
Leisure Products	0.1
Health Care Technology	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Real Estate Management & Development	0.0 *
Diversified Consumer Services	0.0 *

100.8
Liabilities in excess of other assets	(0.8)

100.0%

*	Less than +/– 0.05%

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	29

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker— variation margin futures	$57,981	*

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,805,340

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(629,277)

For the six months ended March 31, 2017, the Fund’s average value at trade date for futures long positions was $34,635,813.

See Notes to Financial Statements.

30

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions and OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross amounts of recognized assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$8,121,037	$(8,121,037)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	31

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Investments at value, including securities on loan of $8,121,037:
Unaffiliated investments (cost $354,718,371)	$1,079,175,081
Affiliated investments (cost $38,214,831)	39,941,017
Cash	6,357
Receivable for Fund shares sold	1,402,164
Dividends receivable	1,138,254
Prepaid expenses	4,543

Total Assets	1,121,667,416

Liabilities
Payable to broker for collateral for securities on loan	8,293,039
Payable for Fund shares reacquired	2,141,728
Accrued expenses and other liabilities	214,921
Distribution fee payable	142,147
Management fee payable	76,097
Due to broker—variation margin futures	71,820
Affiliated transfer agent fee payable	39,076

Total Liabilities	10,978,828

Net Assets	$1,110,688,588

Net assets were comprised of:
Shares of beneficial interest, at par	$23,064
Paid-in capital in excess of par	372,996,908

373,019,972
Undistributed net investment income	6,771,163
Accumulated net realized gain on investment transactions	4,772,538
Net unrealized appreciation on investments	726,124,915

Net assets, March 31, 2017	$1,110,688,588

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($260,121,725 ÷ 5,408,299 shares of beneficial interest issued and outstanding)	$48.10
Maximum sales charge (3.25% of offering price)	1.62

Maximum offering price to public	$49.72

Class C
Net asset value, offering price and redemption price per share ($88,751,712 ÷ 1,856,640 shares of beneficial interest issued and outstanding)	$47.80

Class I
Net asset value, offering price and redemption price per share ($338,644,927 ÷ 7,023,702 shares of beneficial interest issued and outstanding)	$48.21

Class Z
Net asset value, offering price and redemption price per share ($423,170,224 ÷ 8,774,869 shares of beneficial interest issued and outstanding)	$48.23

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	33

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$10,684,477
Affiliated dividend income	162,744
Income from securities lending, net (including affiliated income of $12,578)	25,629
Interest income	4,253

Total income	10,877,103

Expenses
Management fee	787,393
Distribution fee—Class A	375,956
Distribution fee—Class C	397,448
Custodian and accounting fees	63,000
Transfer agent fee—Class A (including affiliated expense of $92,000)	142,000
Transfer agent fee—Class C (including affiliated expense of $4,000)	16,000
Transfer agent fee—Class I (including affiliated expense of $120,000)	120,000
Transfer agent fee—Class Z (including affiliated expense of $262,000)	262,000
Registration fees	46,000
Shareholders’ reports	31,000
Legal fees and expenses	14,000
Trustees’ fees	14,000
Audit fee	12,000
Insurance expenses	7,000
Miscellaneous	9,007

Total expenses	2,296,804
Less: Management fee waiver	(356,976)

Net expenses	1,939,828

Net investment income (loss)	8,937,275

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $27,368)	9,944,067
Futures transactions	3,805,340

13,749,407

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $574,464)	80,640,873
Futures	(629,277)

80,011,596

Net gain (loss) on investment transactions	93,761,003

Net Increase (Decrease) In Net Assets Resulting From Operations	$102,698,278

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,937,275	$17,903,831
Net realized gain (loss) on investment transactions	13,749,407	20,591,435
Net change in unrealized appreciation (depreciation) on investments	80,011,596	100,262,312

Net increase (decrease) in net assets resulting from operations	102,698,278	138,757,578

Dividends and Distributions
Dividends from net investment income
Class A	(3,917,494)	(4,352,960)
Class C	(743,425)	(774,739)
Class I	(6,381,312)	(7,600,934)
Class Z	(7,309,838)	(9,144,499)

	(18,352,069)	(21,873,132)

Distributions from net realized gains
Class A	(4,824,460)	(3,106,382)
Class C	(1,472,722)	(808,687)
Class I	(6,529,611)	(4,611,857)
Class Z	(7,707,917)	(5,694,893)

	(20,534,710)	(14,221,819)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	137,714,922	213,708,737
Net asset value of shares issued in reinvestment of dividends and distributions	38,673,388	35,898,644
Cost of shares reacquired	(171,376,735)	(244,408,218)

Net increase (decrease) in net assets from Fund share transactions	5,011,575	5,199,163

Total increase (decrease)	68,823,074	107,861,790

Net Assets:
Beginning of period	1,041,865,514	934,003,724

End of period (a)	$1,110,688,588	$1,041,865,514

(a) Includes undistributed net investment income of:	$6,771,163	$16,185,957

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was established as a Delaware business trust on May 11, 1992 and currently consists of one investment portfolio, which is the Prudential QMA Stock Index Fund (the “Fund”).

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

36

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as

Prudential QMA Stock Index Fund	37

Notes to Financial Statements (unaudited) (continued)

“variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of

38

the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Prudential QMA Stock Index Fund	39

Notes to Financial Statements (unaudited) (continued)

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PGIM Investments pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .15% of the Fund’s average daily net assets up to and including $1 billion and .10% of such average daily net assets in excess of $1 billion. PGIM Investments has agreed to contractually waive a portion of its management fee, so that the effective management fee for the Fund will be .08% of the average daily net assets of the Fund through January 31, 2018. The effective management fee rate before any waivers and/or expense reimbursement was .15% of the average daily net assets for the six months ended March 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .08%.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $124,055 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

40

PIMS has advised the Fund that for the six months ended March 31, 2017, it received $4 and $4,170 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PIMS, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund’s Class I and Class Z shares are subject to a transfer agent fee of .07% and ..13% of the average daily net assets of the Class I and Class Z shares, respectively. Classes A and C each compensate PMFS for its services as they are incurred.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common trustees, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended March 31, 2017, PGIM, Inc. was compensated $3,692 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended March 31, 2017, were $31,817,426 and $49,164,564, respectively.

Prudential QMA Stock Index Fund	41

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of March 31, 2017 were as follows:

Tax Basis	$400,998,370

Appreciation	726,932,027
Depreciation	(8,814,299)

Net Unrealized Appreciation	$718,117,728

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class I and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), although they are not subject to an initial sales charge. The Class A CDSC is waived for purchase by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% during the first year. Class I and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share, currently of one Fund, divided into four classes, designated Class A, Class C, Class I and Class Z shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

At reporting period end, 3 shareholders of record held 24% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

42

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	607,542	$28,092,396
Shares issued in reinvestment of dividends and distributions	188,570	8,613,899
Shares reacquired	(648,158)	(30,250,399)

Net increase (decrease) in shares outstanding before conversion	147,954	6,455,896
Shares issued upon conversion from other share class(es)	8,730	405,962
Shares reacquired upon conversion into other share class(es)	(8,995)	(417,200)

Net increase (decrease) in shares outstanding	147,689	$6,444,658

Year ended September 30, 2016:
Shares sold	1,306,787	$56,130,303
Shares issued in reinvestment of dividends and distributions	174,058	7,341,775
Shares reacquired	(1,097,738)	(47,214,002)

Net increase (decrease) in shares outstanding before conversion	383,107	16,258,076
Shares reacquired upon conversion into other share class(es)	(19,214)	(836,360)

Net increase (decrease) in shares outstanding	363,893	$15,421,716

Class C
Six months ended March 31, 2017:
Shares sold	351,548	$16,194,243
Shares issued in reinvestment of dividends and distributions	47,816	2,174,659
Shares reacquired	(116,315)	(5,376,171)

Net increase (decrease) in shares outstanding before conversion	283,049	12,992,731
Shares reacquired upon conversion into other share class(es)	(29,625)	(1,366,378)

Net increase (decrease) in shares outstanding	253,424	$11,626,353

Year ended September 30, 2016:
Shares sold	574,880	$24,458,796
Shares issued in reinvestment of dividends and distributions	36,896	1,550,360
Shares reacquired	(204,494)	(8,748,710)

Net increase (decrease) in shares outstanding before conversion	407,282	17,260,446
Shares reacquired upon conversion into other share class(es)	(23,541)	(1,032,100)

Net increase (decrease) in shares outstanding	383,741	$16,228,346

Class I
Six months ended March 31, 2017:
Shares sold	778,651	$36,043,913
Shares issued in reinvestment of dividends and distributions	281,834	12,893,917
Shares reacquired	(1,385,149)	(65,150,881)

Net increase (decrease) in shares outstanding before conversion	(324,664)	(16,213,051)
Shares issued upon conversion from other shares class(es)	4,173	193,484
Shares reacquired upon conversion into other shares class(es)	(4,172)	(191,899)

Net increase (decrease) in shares outstanding	(324,663)	$(16,211,466)

Year ended September 30, 2016:
Shares sold	1,292,458	$55,444,691
Shares issued in reinvestment of dividends and distributions	288,870	12,198,976
Shares reacquired	(1,425,725)	(61,409,238)

Net increase (decrease) in shares outstanding	155,603	$6,234,429

Prudential QMA Stock Index Fund	43

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended March 31, 2017:
Shares sold	1,237,130	$57,384,370
Shares issued in reinvestment of dividends and distributions	327,527	14,990,913
Shares reacquired	(1,523,963)	(70,599,284)

Net increase (decrease) in shares outstanding before conversion	40,694	1,775,999
Shares issued upon conversion from other share class(es)	34,533	1,604,773
Shares reacquired upon conversion into other share class(es)	(4,950)	(228,742)

Net increase (decrease) in shares outstanding	70,277	$3,152,030

Year ended September 30, 2016:
Shares sold	1,810,000	$77,674,947
Shares issued in reinvestment of dividends and distributions	350,557	14,807,533
Shares reacquired	(2,965,444)	(127,036,268)

Net increase (decrease) in shares outstanding before conversion	(804,887)	(34,553,788)
Shares issued upon conversion from other shares class(es)	42,441	1,868,460

Net increase (decrease) in shares outstanding	(762,446)	$(32,685,328)

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended March 31, 2017.

Note 8. Recent Accounting Pronouncement and Reporting Update

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including

44

modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. Management expects to implement the changes by December 31, 2017.

Prudential QMA Stock Index Fund	45

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$45.37		$40.91	$43.97	$37.45	$32.09	$25.16
Income (loss) from investment operations:
Net investment income (loss)	.34		.69	.65	.61	.58	.47
Net realized and unrealized gain (loss) on investment transactions	4.03		5.27	(.93)	6.47	5.30	6.90
Total from investment operations	4.37		5.96	(.28)	7.08	5.88	7.37
Less Dividends and Distributions:
Dividends from net investment income	(.74)		(.84)	(.63)	(.47)	(.52)	(.44)
Distributions from net realized gains	(.90)		(.66)	(2.15)	(.09)	-	-
Total dividends and distributions	(1.64)		(1.50)	(2.78)	(.56)	(.52)	(.44)
Net asset value, end of period	$48.10		$45.37	$40.91	$43.97	$37.45	$32.09
Total Return(b):	9.82%		14.85%	(1.06)%	19.09%	18.71%	29.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$260,122		$238,671	$200,334	$197,250	$162,557	$144,851
Average net assets (000)	$251,335		$222,230	$210,562	$184,199	$153,755	$135,485
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.53%	(d)	.53%	.54%	.53%	.54%	.55%
Expenses before waivers and/or expense reimbursement	.60%	(d)	.60%	.61%	.67%	.76%	.77%
Net investment income (loss)	1.49%	(d)	1.61%	1.49%	1.47%	1.69%	1.61%
Portfolio turnover rate	3%	(e)	4%	6%	4%	3%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

46

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$44.97		$40.56	$43.64	$37.18	$31.87	$24.99
Income (loss) from investment operations:
Net investment income (loss)	.20		.41	.37	.35	.36	.29
Net realized and unrealized gain (loss) on investment transactions	3.99		5.22	(.94)	6.45	5.29	6.86
Total from investment operations	4.19		5.63	(.57)	6.80	5.65	7.15
Less Dividends and Distributions:
Dividends from net investment income	(.46)		(.56)	(.36)	(.25)	(.34)	(.27)
Distributions from net realized gains	(.90)		(.66)	(2.15)	(.09)	-	-
Total dividends and distributions	(1.36)		(1.22)	(2.51)	(.34)	(.34)	(.27)
Net asset value, end of period	$47.80		$44.97	$40.56	$43.64	$37.18	$31.87
Total Return(b):	9.48%		14.10%	(1.70)%	18.38%	17.96%	28.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,752		$72,100	$49,462	$38,749	$29,139	$23,924
Average net assets (000)	$79,711		$61,856	$46,945	$34,419	$25,730	$23,103
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.16%	(d)	1.18%	1.19%	1.16%	1.16%	1.17%
Expenses before waivers and/or expense reimbursement	1.22%	(d)	1.25%	1.26%	1.30%	1.38%	1.39%
Net investment income (loss)	.85%	(d)	.96%	.85%	.84%	1.06%	.99%
Portfolio turnover rate	3%	(e)	4%	6%	4%	3%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	47

Financial Highlights (unaudited) (continued)

Class I Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$45.54		$41.07	$44.14	$37.57	$32.20	$25.25
Income (loss) from investment operations:
Net investment income (loss)	.43		.84	.81	.75	.70	.55
Net realized and unrealized gain (loss) on investment transactions	4.03		5.29	(.97)	6.51	5.30	6.94
Total from investment operations	4.46		6.13	(.16)	7.26	6.00	7.49
Less Dividends and Distributions:
Dividends from net investment income	(.89)		(1.00)	(.76)	(.60)	(.63)	(.54)
Distributions from net realized gains	(.90)		(.66)	(2.15)	(.09)	-	-
Total dividends and distributions	(1.79)		(1.66)	(2.91)	(.69)	(.63)	(.54)
Net asset value, end of period	$48.21		$45.54	$41.07	$44.14	$37.57	$32.20
Total Return(b):	10.00%		15.23%	(.77)%	19.54%	19.09%	30.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$338,645		$334,673	$295,412	$255,507	$222,993	$176,040
Average net assets (000)	$343,416		$323,821	$291,839	$241,829	$193,507	$214,339
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.19%	(d)	.19%	.19%	.19%	.19%	.19%
Expenses before waivers and/or expense reimbursement	.25%	(d)	.26%	.26%	.33%	.41%	.41%
Net investment income (loss)	1.84%	(d)	1.96%	1.83%	1.81%	2.03%	2.00%
Portfolio turnover rate	3%	(e)	4%	6%	4%	3%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

48

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$45.54		$41.07	$44.12	$37.57	$32.19	$25.25
Income (loss) from investment operations:
Net investment income (loss)	.41		.82	.78	.73	.68	.56
Net realized and unrealized gain (loss) on investment transactions	4.04		5.28	(.94)	6.49	5.31	6.90
Total from investment operations	4.45		6.10	(.16)	7.22	5.99	7.46
Less Dividends and Distributions:
Dividends from net investment income	(.86)		(.97)	(.74)	(.58)	(.61)	(.52)
Distributions from net realized gains	(.90)		(.66)	(2.15)	(.09)	-	-
Total dividends and distributions	(1.76)		(1.63)	(2.89)	(.67)	(.61)	(.52)
Net asset value, end of period	$48.23		$45.54	$41.07	$44.12	$37.57	$32.19
Total Return(b):	9.99%		15.16%	(.78)%	19.42%	19.06%	29.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$423,170		$396,421	$388,796	$425,001	$405,721	$382,510
Average net assets (000)	$404,749		$390,514	$442,546	$424,209	$390,330	$373,819
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.25%	(d)	.25%	.25%	.25%	.25%	.25%
Expenses before waivers and/or expense reimbursement	.31%	(d)	.32%	.32%	.39%	.47%	.47%
Net investment income (loss)	1.77%	(d)	1.89%	1.78%	1.75%	1.98%	1.91%
Portfolio turnover rate	3%	(e)	4%	6%	4%	3%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Stock Index Fund	49

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10281

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STOCK INDEX FUND

SHARE CLASS	A	C	I	Z
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX
CUSIP	74441F108	74441F306	74441F405	74441F504

MF174E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 18, 2017